Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Total Reported Revenues by Service Line

	Three Months Ended March 31,
	2023	2022
Commercial	$602,279	$499,676
Residential	514,053	440,288
Industrial and construction roll off	318,315	259,488
Total collection	1,434,647	1,199,452
Landfill	343,433	299,765
Transfer	273,521	217,957
Recycling	31,301	63,094
E&P	51,759	43,555
Intermodal and other	38,212	45,693
Intercompany	(272,370)	(223,261)
Total	$1,900,503	$1,646,255

	Years Ended December 31,
	2022	2021	2020
Commercial	$2,176,295	$1,813,426	$1,610,313
Residential	1,891,108	1,673,819	1,528,217
Industrial and construction roll off	1,183,624	954,181	833,148
Total collection	5,251,027	4,441,426	3,971,678
Landfill	1,328,942	1,233,499	1,146,732
Transfer	1,026,050	859,113	777,754
Recycling	204,876	205,076	86,389
E&P	210,562	138,707	159,438
Intermodal and other	188,471	152,194	118,396
Intercompany	(998,069)	(878,654)	(814,397)
Total	$7,211,859	$6,151,361	$5,445,990